UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced International Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Enhanced International Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2009, Master Enhanced International Series of Quantitative Master Series LLC (the “Series”) generated a return of 5.29%, lagging the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which returned 7.95%. Positive performance from our stock-substitution strategies was overshadowed by negative results from our stock-selection strategies.

Describe the market environment.

•

After posting steep declines early in the year, global equities rebounded sharply in the second quarter of 2009, on increasing evidence of a recovery in global growth and a notable shift by investors into riskier assets. From their low point on March 6, most markets around the world were up around 40% or more by the close of the period.

•

International markets, as represented by the MSCI EAFE Index, advanced 25.43% in the second quarter alone, leaving the index up 7.95% for the year. In developed markets, the majority of regions gained better than 20% in the second quarter, while some posted returns in excess of 30%, helping push most countries into positive territory for the year to date. Standouts included Norway 28.70%, Sweden 26.33%, Australia 26.32% and Austria 23.07%. More notable were the gains made by Asian markets, such as Hong Kong 35.14% and Singapore 32.80%, and the overall emerging market universe, which rose by an impressive 36.01% for the period. Brazil 58.48% was the best performer in the emerging market space, followed by India 57.45%, Indonesia 56.25% and Chile 52.39%.

•

From a global sector perspective, financial markets are anticipating a cyclical recovery and, as a result, cyclical sectors led the way for the six months as a whole. Materials 25.21%, consumer discretionary 15.48% and financials 13.14% emerged as the best performers. Key laggards were the more defensive sectors, including utilities (8.64)%, healthcare (5.22)% and telecommunication services (3.67)%.

Describe recent portfolio activity.

•

Throughout the period, as changes were made to the composition of the MSCI EAFE Index, we purchased and sold securities to maintain the portfolio’s objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

• As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period end.

• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced International Series
Portfolio Information as of June 30, 2009

Geographic Allocation	Percent of Long-Term Investments

Japan	24%
United Kingdom	20
France	10
Switzerland	8
Germany	8
Australia	7
Spain	4
Italy	3
Netherlands	3
Hong Kong	2
Sweden	2
Finland	1
Singapore	1
Denmark	1
United States	1
Belgium	1
Luxembourg	1
Greece	1
Austria	1
Norway	1

Derivative Instruments

The Series may invest in various derivative instruments, financial futures contracts, foreign currency exchange contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or puchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 6.7%	AMP Ltd.	27,826	$109,022
	AXA Asia Pacific Holdings Ltd.	14,555	45,465
	Alumina Ltd.	468	538
	Amcor Ltd.	10,641	42,788
	Aristocrat Leisure Ltd.	294	896
	Arrow Energy Ltd. (a)	14,996	42,592
	Australia & New Zealand Banking Group Ltd.	30,300	401,550
	Australian Stock Exchange Ltd.	2,415	71,753
	BHP Billiton Ltd.	65,379	1,791,116
	BlueScope Steel Ltd.	12,258	24,856
	Boral Ltd.	7,301	23,820
	Brambles Ltd.	5,916	28,324
	CSL Ltd.	5,644	145,932
	CSR Ltd.	1	1
	Caltex Australia Ltd.	1,699	18,868
	Coca-Cola Amatil Ltd.	13,897	96,312
	Cochlear Ltd.	5,334	247,594
	Commonwealth Bank of Australia Ltd.	21,416	671,304
	Crown Ltd.	6,619	38,575
	Energy Resources of Australia Ltd.	1,999	37,509
	Foster’s Group Ltd.	46,163	191,273
	Harvey Norman Holdings Ltd.	7,509	19,906
	Insurance Australia Group Ltd.	492	1,389
	James Hardie Industries NV	6,109	20,613
	Lend Lease Corp., Ltd.	6,092	34,283
	Macquarie Airports Group	1	2
	Macquarie Group Ltd.	14,195	444,397
	Macquarie Infrastructure Group	1	1
	Metcash Ltd.	9,072	31,489
	National Australia Bank Ltd.	54,994	990,784
	Origin Energy Ltd.	7,156	84,258
	Paladin Resources Ltd. (a)	13,227	52,003
	QBE Insurance Group Ltd.	13,916	222,685
	Qantas Airways Ltd.	14,851	24,048
	Rio Tinto Ltd.	4,686	195,740
	SP AusNet	13,810	8,563
	Santos Ltd.	36,634	429,226
	Sims Metal Management Ltd.	2,194	45,685
	Sonic Healthcare Ltd.	372	3,690
	Suncorp-Metway Ltd.	35,896	192,995
	Tabcorp Holdings Ltd.	8,254	47,503
	Tatts Group Ltd.	16,078	32,942
	Telstra Corp. Ltd.	29,939	81,698
	Toll Holdings Ltd.	9,270	46,520
	Transurban Group	16,784	56,394

See Notes to Financial Statements.	3

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Westfield Group	18,061	$165,300
	Westpac Banking Corp.	47,070	765,814

			8,028,016

Austria - 0.5%	OMV AG	14,086	529,561
	Raiffeisen International Bank Holding AG	789	27,543
	Telekom Austria AG	3,326	52,071
	Vienna Insurance Group	560	24,412

			633,587

Belgium - 1.0%	Anheuser	12,753	462,418
	Belgacom SA	1,586	50,718
	Colruyt SA	132	30,156
	Delhaize	5,355	377,015
	Fortis	14,943	51,166
	Groupe Bruxelles Lambert SA	1,197	87,747
	KBC Bancassurance Holding	434	7,981
	Mobistar SA	431	26,612
	Nationale A Portefeuille	46	2,226
	Solvay SA	1	85
	UCB SA	8	257
	Umicore SA	1,813	41,328

			1,137,709

Bermuda - 0.0%	Mongolia Energy Co. Ltd. (a)	1,352	495
	SeaDrill Ltd.	3,183	45,840

			46,335

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	844	549

Denmark - 1.1%	A. P. Moller - Maersk A/S Class A	75	439,550
	A. P. Moller - Maersk A/S Class B	4	23,966
	Carlsberg A/S	250	16,038
	DSV A/S	2,770	34,357
	Danske Bank A/S	1,292	22,289
	H. Lundbeck A/S	2,200	41,856
	Novo-Nordisk A/S Class B	11,641	634,030
	Novozymes A/S Class B	675	54,914
	Topdanmark A/S (a)	225	26,280
	TrygVesta A/S	353	20,822

			1,314,102

Finland - 1.4%	Elisa Corp.	2,100	34,607
	Fortum Oyj	3,260	74,306
	Kesko Oyj Class B	904	23,943
	Metso Oyj	1,918	35,905
	Neste Oil Oyj	1,752	24,381
	Nokia Oyj	83,356	1,220,929
	Outokumpu Oyj	1,635	28,254
	Rautaruukki Oyj	1,200	24,069
	Sampo Oyj	6,100	115,339
	Stora Enso Oyj Class R	8,300	43,903

See Notes to Financial Statements.	4

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	UPM-Kymmene Oyj	12,300	$107,341
	Wartsila Oyj	1	32

			1,733,009

France - 9.1%	AXA SA	33,077	626,048
	Accor SA	1,004	40,002
	Air Liquide	3,277	300,685
	Alcatel SA	164,352	412,153
	Alstom	6,643	394,440
	BNP Paribas SA	10,547	687,798
	Bouygues	1,802	68,148
	Bureau Veritas SA	379	18,668
	CNP Assurances	5,966	570,828
	Cap Gemini SA	2,112	78,164
	Casino Guichard Perrachon SA	1,772	120,010
	Christian Dior SA	1,000	74,909
	Cie de Saint-Gobain SA	3,186	107,202
	Compagnie Generale de Geophysique SA (a)	61	1,104
	Compagnie Generale des Etablissements Michelin	659	37,742
	Credit Agricole SA	7,791	97,686
	Dassault Systemes SA	9,116	403,707
	Eiffage	584	34,129
	Electricite de France SA	3,373	164,698
	European Aeronautic Defense and Space Co.	5,920	96,144
	Eutelsat Communications	726	18,791
	Fonciere Des Regions	287	21,639
	France Telecom SA	11,960	272,134
	GDF Suez	15,498	580,126
	Hermes International	355	49,426
	ICADE	287	23,615
	L’Oreal SA	9,365	702,973
	LVMH Moet Hennessy Louis Vuitton SA	3,417	262,063
	Lafarge SA	2,904	190,129
	Lafarge SA (a)	7	476
	Legrand Promesses	2,170	47,486
	Natixis	2,356	4,586
	PagesJaunes Groupe SA	1,768	17,236
	Peugeot SA	1	26
	Pinault-Printemps-Redoute	311	25,495
	Renault SA	2,589	95,655
	Safran SA	2,734	36,212
	Sanofi-Aventis	2,770	163,679
	Schneider Electric SA	2,175	166,471
	Societe Generale SA	5,027	275,936
	Suez Environnement SA	1	18
	Technip SA	1,431	70,563
	Total SA	38,363	2,079,303
	Unibail - Rodamco	1,253	187,341

See Notes to Financial Statements.	5

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Vallourec SA	3,326	$406,531
	Veolia Environnement SA	3,189	94,288
	Vinci SA	15,368	693,470
	Vivendi SA	13,751	330,078

			11,150,011

Germany - 6.9%	Adidas-Salomon AG	805	30,677
	Allianz AG Registered Shares	6,203	572,181
	BASF SE	12,502	498,102
	Bayer AG	19,262	1,035,145
	Bayerische Motoren Werke AG	16,342	617,321
	Beiersdorf AG	8	377
	Celesio AG	16,210	372,367
	Commerzbank AG	3,569	22,248
	DaimlerChrysler AG	10,303	374,161
	Deutsche Bank AG Registered Shares	14,521	882,745
	Deutsche Boerse AG	1,953	151,992
	Deutsche Telekom AG	44,362	524,473
	E.ON AG	6,116	217,106
	Hamburger Hafen und Logistik AG	2	77
	Hannover Rueckversicherung AG Registered Shares	859	31,755
	Linde AG	194	15,938
	MAN SE	407	25,043
	Merck KGaA	73	7,428
	Metro AG	1,632	77,974
	Muenchener Rueckversicherungs AG Registered Shares	2,904	392,347
	Porsche Automobil Holding SE (Preference Shares)	166	11,174
	RWE AG	9,443	744,672
	SAP AG	373	15,039
	Siemens AG	10,835	749,269
	ThyssenKrupp AG	4,115	102,515
	United Internet AG	10	117
	Volkswagen AG	1,853	627,769
	Wacker Chemie AG	2,472	285,468

			8,385,480

Greece - 0.6%	Alpha Bank AE	5,556	60,828
	Bank of Cyprus Public Co. Ltd.	8,045	45,450
	Coca-Cola Hellenic Bottling Co. SA	923	19,024
	EFG Eurobank Ergasias SA (a)	1	11
	Marfin Investment Group SA	185	794
	National Bank of Greece SA	8,380	232,473
	OPAP SA	9,830	262,118
	Piraeus Bank SA (a)	4,524	45,041
	Public Power Corp.	1,643	33,902

			699,641

See Notes to Financial Statements.	6

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Hong Kong - 2.3%	ASM Pacific Technology Ltd.	3,000	$15,341
	BOC Hong Kong Holdings Ltd.	3,003	5,225
	CLP Holdings Ltd.	93,000	616,234
	Cathay Pacific Airways Ltd.	16,000	21,950
	Cheung Kong Holdings Ltd.	20,000	228,682
	Chinese Estates Holdings Ltd.	12,000	21,922
	Esprit Holdings Ltd.	16,200	90,004
	Hang Lung Group Ltd.	7	33
	Hang Lung Properties Ltd.	6,000	19,758
	Hang Seng Bank Ltd.	4,500	62,983
	The Hong Kong & China Gas Ltd.	19,100	40,094
	Hong Kong Electric Holdings Ltd.	8,000	44,441
	Hong Kong Exchanges and Clearing Ltd.	10,500	162,293
	Hopewell Holdings Ltd.	321	1,002
	Hutchison Whampoa Ltd.	18,000	117,093
	Kerry Properties Ltd.	10,000	43,560
	The Link REIT	31,500	66,947
	MTR Corp.	500	1,494
	NWS Holdings Ltd.	12,000	21,607
	New World Development Ltd.	358,000	644,410
	Orient Overseas International Ltd.	91,159	386,824
	Sun Hung Kai Properties Ltd.	16,000	198,685
	Swire Pacific Ltd. Class A	2,500	25,095
	Television Broadcasts Ltd.	3,000	12,015
	Wharf Holdings Ltd.	875	3,689

			2,851,381

Ireland - 0.4%	CRH Plc	17,272	396,909
	Kerry Group Plc	3,743	84,633
	Ryanair Holdings Plc (a)	139	644

			482,186

Italy - 2.7%	ACEA SpA	2	24
	Assicurazioni Generali SpA	9,423	196,254
	Banco Popolare SpA	671	5,018
	Enel SpA	106,486	519,858
	Eni SpA	35,799	849,050
	Exor SpA	11	158
	Fiat SpA	9,966	100,492
	Finmeccanica SpA	612	8,630
	Fondiaria-SAI SpA	3	48
	Intesa Sanpaolo SpA	70,084	226,478
	Mediobanca SpA	783	9,331
	Mediolanum SpA	1	5
	Parmalat SpA	43	104
	Prysmian SpA	1,556	23,453
	Saras SpA	4,851	13,850
	Telecom Italia SpA	169,914	235,583
	Telecom Italia SpA (Non-Convertible Savings Shares)	565,542	557,124

See Notes to Financial Statements.	7

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	UniCredit SpA	226,031	$571,701
	Unione di Banche Italiane ScpA	1,716	22,362

			3,339,523

Japan - 23.2%	Acom Co., Ltd.	680	16,947
	Advantest Corp.	100	1,821
	Aeon Co., Ltd.	9,200	90,776
	Aeon Credit Service Co., Ltd.	1,000	13,083
	Aeon Mall Co. Ltd.	1,900	36,057
	Aioi Insurance Co., Ltd.	19,000	86,599
	Alfresa Holdings Corp.	400	18,480
	All Nippon Airways Co., Ltd.	9,000	31,447
	Amada Co., Ltd.	5,000	30,986
	Aozora Bank Ltd.	1,000	1,544
	Asahi Breweries Ltd.	40,600	581,787
	Asahi Glass Co., Ltd.	13,000	104,130
	Asahi Kasei Corp.	26,000	131,918
	Astellas Pharma, Inc.	6,600	233,060
	The Bank of Yokohama Ltd.	26,000	139,167
	Benesse Corp.	1,100	44,108
	Bridgestone Corp.	4,400	68,924
	Brother Industries Ltd.	2,902	25,668
	Canon, Inc.	17,400	568,354
	Casio Computer Co., Ltd.	3,400	30,453
	Central Japan Railway Co.	11	67,622
	Chubu Electric Power Co., Inc.	12,800	295,600
	Chugai Pharmaceutical Co., Ltd.	6,300	119,882
	The Chugoku Bank Ltd.	6,000	83,187
	Chugoku Electric Power Co.	3,800	79,340
	Chuo Mitsui Trust Holdings, Inc.	14,000	53,344
	Citizens Holding Co., Ltd.	130	666
	Coca-Cola West Holdings Co., Ltd.	5,200	99,454
	Cosmo Oil Co., Ltd.	35	119
	Credit Saison Co., Ltd.	2,000	25,369
	DIC Corp.	8,000	12,497
	Dai Nippon Printing Co., Ltd.	5,000	68,459
	Daihatsu Motor Co., Ltd.	2,605	24,214
	Daiichi Sankyo Co., Ltd.	13,700	244,538
	Daikin Industries Ltd.	1,600	51,494
	Dainippon Pharma Co., Ltd.	2,000	17,450
	Daito Trust Construction Co., Ltd.	1,100	51,868
	Daiwa House Industry Co., Ltd.	7,000	75,271
	Daiwa Securities Group, Inc.	13,000	77,249
	Denki Kagaku Kogyo Kabushiki Kaisha	30,000	83,320
	Denso Corp.	9,600	246,074
	Diamond Lease Co., Ltd.	840	27,383
	East Japan Railway Co.	6,087	366,473

See Notes to Financial Statements.	8

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Eisai Co., Ltd.	6,300	$223,683
	Fanuc Ltd.	3,700	296,504
	Fast Retailing Co., Ltd.	200	26,065
	Fuji Heavy Industries Ltd.	8,000	32,321
	Fuji Media Holdings, Inc.	7	10,534
	Fuji Photo Film Co., Ltd.	8,900	283,241
	Fujitsu Ltd.	26,000	141,238
	Fukuoka Financial Group, Inc.	454	2,030
	Furukawa Electric Co., Ltd.	9,000	40,488
	GS Yuasa Corp.	4,000	35,100
	The Gunma Bank Ltd.	14,000	77,831
	The Hachijuni Bank Ltd.	16,000	90,402
	Hisamitsu Pharmaceutical Co., Ltd.	900	27,962
	Hitachi Chemical Co., Ltd.	1,400	22,541
	Hitachi Construction Machinery Co., Ltd.	100	1,625
	Hitachi High-Technologies Corp.	1,100	18,689
	Hitachi Ltd.	140,000	435,682
	Hitachi Metals Ltd.	2,474	21,058
	Hokkaido Electric Power Co., Inc.	6,800	127,321
	Hokuhoku Financial Group, Inc.	27,000	67,678
	Hokuriku Electric Power	4,202	96,104
	Honda Motor Co., Ltd.	26,000	715,282
	Hoya Corp.	5,500	110,175
	IHI Corp.	1,000	1,727
	Inpex Corp.	59	470,418
	Isetan Mitsukoshi Holdings Ltd.	3,382	34,410
	Isuzu Motors Ltd.	17,000	27,273
	Ito En, Ltd.	28,600	406,727
	ITOCHU Corp.	21,000	145,724
	JFE Holdings, Inc.	19,500	655,148
	JS Group Corp.	100	1,543
	JSR Corp.	2,200	37,683
	JTEKT Corp.	2,400	24,255
	Japan Prime Realty Investment Corp.	25	53,931
	Japan Real Estate Investment Corp.	12	99,539
	Japan Retail Fund Investment Corp.	16	73,813
	Japan Tobacco, Inc.	90	281,325
	The Joyo Bank Ltd.	10,000	51,023
	KDDI Corp.	130	689,786
	Kaneka Corp.	4,000	28,423
	The Kansai Electric Power Co., Inc.	14,400	317,642
	Kao Corp.	1,000	21,760
	Kawasaki Heavy Industries Ltd.	2,000	5,509
	Kawasaki Kisen Kaisha Ltd.	9,000	36,919
	Keyence Corp.	200	40,746
	Kinden Corp.	1,000	8,787
	Kirin Holdings Co., Ltd.	18,000	251,128

See Notes to Financial Statements.	9

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Kobe Steel Ltd.	80,000	$148,993
	Komatsu Ltd.	18,100	279,456
	Konami Corp.	1,400	26,808
	Konica Minolta Holdings, Inc.	7,000	73,139
	Kubota Corp.	21,000	172,934
	Kuraray Co., Ltd.	4,500	49,886
	Kyocera Corp.	3,200	240,237
	Kyowa Hakko Kirin Co. Ltd.	5,000	56,410
	Kyushu Electric Power Co., Inc.	5,000	107,608
	Leopalace21 Corp.	1,500	13,404
	Makita Corp.	1,700	41,138
	Marubeni Corp.	23,000	101,724
	Marui Group Co. Ltd.	3,700	25,900
	Matsui Securities Co., Ltd.	1,400	12,695
	Mazda Motor Corp.	13,000	33,247
	McDonald’s Holdings Co. Japan Ltd.	2,400	44,566
	Mediceo Paltac Holdings Co., Ltd.	1,900	21,693
	Meiji Holdings Co. Ltd.	625	25,173
	Minebea Co., Ltd.	5,000	21,279
	Mitsubishi Chemical Holdings Corp.	104,500	442,009
	Mitsubishi Corp.	18,900	348,766
	Mitsubishi Electric Corp.	26,000	164,323
	Mitsubishi Estate Co., Ltd.	12,000	199,220
	Mitsubishi Gas Chemical Co., Inc.	5,000	27,262
	Mitsubishi Heavy Industries Ltd.	1,000	4,138
	Mitsubishi Materials Corp.	16,100	50,125
	Mitsubishi Motors Corp. (a)	22,006	41,243
	Mitsubishi Tanabe Pharma Corp.	4,000	45,955
	Mitsubishi UFJ Financial Group, Inc.	128,812	795,388
	Mitsui & Co., Ltd.	26,000	308,092
	Mitsui Chemicals, Inc.	9,000	28,690
	Mitsui Fudosan Co., Ltd.	6,000	104,065
	Mitsui OSK Lines Ltd.	8,000	51,699
	Mitsui Sumitomo Insurance Group Holdings, Inc.	7,400	193,590
	Mitsumi Electric Co., Ltd.	1,100	23,498
	Mizuho Financial Group, Inc.	163,898	380,790
	Murata Manufacturing Co., Ltd.	1,200	51,215
	NEC Corp.	24,000	93,878
	NGK Insulators Ltd.	1,000	20,382
	NHK Spring Co., Ltd.	2,000	13,404
	NTN Corp.	6,000	24,032
	NTT Data Corp.	18	58,102
	NTT DoCoMo, Inc.	276	403,688
	Namco Bandai Holdings, Inc.	2,700	29,613
	Nidec Corp.	1,400	85,217
	Nikon Corp.	3,000	51,902
	Nintendo Co., Ltd.	1,600	442,808

See Notes to Financial Statements.	10

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nippon Building Fund, Inc.	13	$111,124
	Nippon Electric Glass Co.	5,000	55,897
	Nippon Express Co., Ltd.	10,000	45,397
	Nippon Mining Holdings, Inc.	14,000	72,345
	Nippon Oil Corp.	17,000	100,105
	Nippon Paper Group, Inc.	100	2,587
	Nippon Sanso Corp.	4,000	38,235
	Nippon Sheet Glass Co., Ltd.	112,000	326,354
	Nippon Steel Corp.	91,000	348,386
	Nippon Yusen Kabushiki Kaisha	5,000	21,531
	The Nishi-Nippon City Bank Ltd.	34,000	85,896
	Nissan Motor Co., Ltd.	40,800	247,611
	Nitto Denko Corp.	2,200	67,075
	Nomura Holdings, Inc.	24,100	203,424
	Nomura Real Estate Holdings, Inc.	700	12,049
	Nomura Real Estate Office Fund, Inc.	3	19,072
	Nomura Research Institute Ltd.	1,600	35,468
	ORIX Corp.	890	52,973
	Oracle Corp. Japan	100	3,667
	Osaka Gas Co., Ltd.	9,000	28,688
	Otsuka Shokai Co., Ltd.	200	10,681
	Panasonic Corp.	31,000	417,650
	Promise Co., Ltd.	900	11,483
	Rakuten, Inc.	39	23,501
	Resona Holdings, Inc.	10,586	148,388
	Rinnai Corp.	500	22,099
	SMC Corp.	100	10,737
	Sankyo Co., Ltd. (Gunma)	800	42,675
	Sapporo Hokuyo Holdings, Inc.	4,000	11,473
	Sapporo Holdings Ltd.	17,000	97,234
	Seiko Epson Corp.	1,700	27,744
	Sekisui House Ltd.	2,000	20,256
	Seven & I Holdings Co., Ltd.	9,636	225,989
	Seven Bank Ltd.	9	23,601
	Sharp Corp.	600	6,225
	Shikoku Electric Power Co., Inc.	2,500	74,562
	Shimamura Co., Ltd.	4,200	334,418
	Shimano, Inc.	900	34,579
	Shionogi & Co., Ltd.	7,000	135,247
	Shiseido Co., Ltd.	7,000	114,518
	Showa Shell Sekiyu KK	2,000	21,162
	Softbank Corp.	9,800	190,913
	Sojitz Corp.	15,700	34,430
	Sompo Japan Insurance, Inc.	18,000	119,946
	Sony Corp.	17,300	451,340
	Square Enix Holdings Co., Ltd.	3	70
	Stanley Electric Co., Ltd.	2,000	40,555

See Notes to Financial Statements.	11

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sumco Corp.	4,700	$66,773
	Sumitomo Chemical Co., Ltd.	14,000	62,960
	Sumitomo Corp.	14,600	148,405
	Sumitomo Electric Industries Ltd.	18,400	206,297
	Sumitomo Heavy Industries Ltd.	7,000	31,140
	Sumitomo Metal Industries Ltd.	33,300	88,521
	Sumitomo Metal Mining Co., Ltd.	4,000	56,191
	Sumitomo Mitsui Financial Group, Inc.	14,826	599,939
	Sumitomo Realty & Development Co., Ltd.	1,000	18,259
	Sumitomo Rubber Industries, Ltd.	100	804
	The Sumitomo Trust & Banking Co., Ltd.	30,000	160,977
	Suruga Bank Ltd.	9,000	86,107
	Suzuken Co., Ltd.	1,000	28,970
	Suzuki Motor Corp.	1,400	31,392
	T&D Holdings, Inc.	1,000	28,571
	TDK Corp.	400	18,778
	THK Co., Ltd.	1,500	22,361
	Taisei Corp.	13,000	31,337
	Taisho Pharmaceutical Co., Ltd.	1,000	18,926
	Takeda Pharmaceutical Co., Ltd.	10,900	423,791
	Terumo Corp.	4,100	180,757
	Toho Gas Co., Ltd.	7,000	28,429
	Tohoku Electric Power Co., Inc.	23,200	484,629
	Tokio Marine Holdings, Inc.	11,833	324,894
	The Tokyo Electric Power Co., Inc.	20,400	524,511
	Tokyo Electron Ltd.	8,800	424,687
	Tokyo Gas Co., Ltd.	19,749	70,552
	Tokyo Steel Manufacturing Co., Ltd.	1,600	19,476
	Tokyu Corp.	31,000	156,383
	Tokyu Land Corp.	20,000	90,864
	Toppan Printing Co., Ltd.	8,000	80,600
	Toyo Seikan Kaisha Ltd.	100	2,116
	Toyoda Gosei Co., Ltd.	900	24,301
	Toyota Boshoku Corp.	100	1,491
	Toyota Industries Corp.	2,600	64,624
	Toyota Motor Corp.	41,300	1,561,857
	Trend Micro, Inc.	1,500	47,897
	Tsumura & Co.	900	28,085
	UNY Co., Ltd.	3,000	25,633
	USS Co., Ltd.	10	515
	Ushio, Inc.	1,500	23,928
	West Japan Railway Co.	39	128,974
	Yahoo! Japan Corp.	407	129,444
	Yamada Denki Co., Ltd.	180	10,472
	Yamaha Corp.	100	1,246

See Notes to Financial Statements.	12

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yamaha Motor Co., Ltd.	2,700	$29,994
	Yamato Transport Co., Ltd.	1,000	13,296
	The Yasuda Trust & Banking Co., Ltd.	65,000	84,034

			28,297,907

Luxembourg - 0.7%	ArcelorMittal	24,087	797,115
	SES Global	3,926	75,073
	Tenaris SA	3,648	49,766

			921,954

Netherlands - 2.3%	ASML Holding NV	3,071	66,564
	Aegon NV	8,047	49,819
	Akzo Nobel NV	5,036	222,607
	Fugro NV	1	42
	Heineken NV	8	298
	ING Groep NV CVA	20,468	207,363
	Koninklijke Ahold NV	54,548	628,858
	Koninklijke Boskalis Westminster NV	780	17,755
	Koninklijke DSM NV	2,421	76,132
	Koninklijke KPN NV	18,638	257,163
	Koninklijke Philips Electronics NV	9,322	172,113
	Reed Elsevier NV	3,881	42,914
	TNT NV	5,195	101,541
	Unilever NV	38,931	941,592

			2,784,761

New Zealand - 0.1%	Auckland International Airport Ltd.	44	46
	Fletcher Building Ltd.	8,477	35,961
	Sky City Ltd.	1	2
	Telecom Corp. of New Zealand Ltd.	66,386	116,531

			152,540

Norway - 0.4%	Norsk Hydro ASA	25,832	133,102
	Renewable Energy Corp. ASA (a)	16	125
	StatoilHydro ASA	16,624	328,377
	Telenor ASA	8,700	67,137
	Yara International ASA	25	704

			529,445

Portugal - 0.1%	Banco Comercial Portugues SA Registered Shares	36,780	37,449
	Banco Espirito Santo SA Registered Shares	1	5
	Energias de Portugal SA	6,696	26,304
	Galp Energia SGPS SA	2,355	33,196
	Portugal Telecom SGPS SA Registered Shares	5,240	51,400

			148,354

Singapore - 1.2%	CapitaLand Ltd.	9,500	24,154
	Cosco Corp. Ltd.	1,000	856
	DBS Group Holdings Ltd.	14,000	113,500
	Jardine Cycle & Carriage Ltd.	2,099	27,705
	Keppel Corp. Ltd.	18,000	85,322
	Oversea-Chinese Banking Corp.	19,134	87,848
	Sembcorp Industries Ltd.	12,000	24,884

See Notes to Financial Statements.	13

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sembcorp Marine Ltd.	189,000	$348,365
	Singapore Airlines Ltd.	7,466	68,353
	Singapore Exchange Ltd.	13,000	63,306
	Singapore Telecommunications Ltd.	72,726	150,044
	UOL Group Ltd.	7,000	15,883
	United Overseas Bank Ltd.	9,000	90,817
	Wilmar International Ltd.	97,000	334,568

			1,435,605

Spain - 4.3%	Acerinox SA	2,036	37,824
	Banco Bilbao Vizcaya Argentaria SA	44,717	563,056
	Banco Popular Espanol SA	3,538	30,957
	Banco de Sabadell SA	1,019	6,373
	Banco Santander SA	112,632	1,361,518
	Bankinter SA	2,373	28,152
	Corp. Mapfre SA	10,456	34,161
	Fomento de Construcciones y Contratas SA	1,029	42,340
	Gamesa Corp. Tecnologica SA	16,208	309,009
	Gas Natural SDG SA	10,818	197,558
	Gestevision Telecinco SA	1	9
	Grupo Ferrovial SA	52	1,676
	Iberdrola Renovables	1	5
	Iberdrola SA	1	8
	Iberia Lineas Aereas de Espana	1	2
	Inditex SA	1,506	72,480
	Repsol YPF SA	32,737	732,816
	Sacyr Vallehermoso SA	803	11,170
	Telefonica SA	82,376	1,870,732
	Zardoya Otis SA	1	21

			5,299,867

Sweden - 2.1%	Assa Abloy AB Series B	14	196
	Atlas Copco AB Class A	25	252
	Electrolux AB	1	14
	Getinge AB Class B	35,425	465,064
	Hennes & Mauritz AB B Shares	8,775	438,173
	Investor AB	1,200	18,555
	Millicom International Cellular SA (a)(b)	1,346	75,928
	Nordea Bank AB	35,905	285,350
	SSAB AB	3,756	42,799
	Securitas AB	4,448	37,879
	Skandinaviska Enskilda Banken AB Class A	7,608	33,649
	Skanska AB Class B	9,884	110,895
	Svenska Cellulosa AB	643	6,770
	Svenska Handelsbanken Class A	3,400	64,475
	Swedish Match AB	8,669	141,226
	Telefonaktiebolaget LM Ericsson	84,022	827,737

See Notes to Financial Statements.	14

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	TeliaSonera AB	5	$26
	Volvo AB A Shares	12,033	74,361

			2,623,349

Switzerland - 7.7%	ABB Ltd.	27,336	431,654
	Actelion Ltd. (a)	1,454	76,210
	Adecco SA Registered Shares	1,718	71,808
	Aryzta AG (a)	1,162	37,479
	BKW FMB Energie AG	4	295
	Baloise Holding AG	736	54,731
	Compagnie Financiere Richemont SA	7,610	158,656
	Credit Suisse Group AG	16,012	733,606
	Geberit AG	601	74,049
	Holcim Ltd. (a)	3,039	173,023
	Julius Baer Holding AG Class B	3,075	119,594
	Kuehne & Nagel International AG	754	59,227
	Logitech International SA (a)	2,513	34,931
	Lonza Group AG Registered Shares	790	78,587
	Nestle SA Registered Shares	55,198	2,084,191
	Novartis AG Registered Shares	41,051	1,671,073
	Pargesa Holding SA	366	22,857
	Roche Holding AG	13,658	1,860,933
	SGS SA	64	79,493
	Schindler Holding AG	1,011	62,805
	Sonova Holding AG	10	814
	The Swatch Group Ltd. Registered Shares	730	23,975
	Swiss Life Holding	514	44,487
	Swiss Reinsurance Co. Registered Shares	5,440	179,940
	Syngenta AG	1,412	328,524
	UBS AG	43,730	536,935
	Zurich Financial Services AG	2,143	378,782

			9,378,659

United Kingdom - 19.0%	Admiral Group Plc	6,561	94,084
	Amec Plc	42,370	456,565
	Antofagasta Plc	5,413	52,554
	AstraZeneca Plc	575	25,353
	Autonomy Corp Plc (a)	2,743	64,995
	Aviva Plc	27,404	154,295
	BAE Systems Plc	90,663	506,627
	BG Group Plc	44,285	745,745
	BHP Billiton Plc	49,376	1,112,866
	BP Plc	168,145	1,328,649
	Balfour Beatty Plc	91,400	465,755
	Barclays Plc	200,258	930,608
	Berkeley Group Holdings Plc (a)	1,294	17,154
	British Airways Plc	7,736	15,940
	British American Tobacco Plc	8,654	238,886

See Notes to Financial Statements.	15

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	British Land Co. Plc	20,335	$128,046
	British Sky Broadcasting Plc	25,910	194,499
	Burberry Group Plc	1	7
	Cable & Wireless Plc	39,220	86,085
	Cadbury Plc	76,080	650,308
	Cairn Energy Plc (a)	2	77
	The Carphone Warehouse Plc	38,186	99,493
	Centrica Plc	91,212	335,389
	Cobham Plc	67,048	190,966
	Compass Group Plc	101,773	574,478
	Drax Group Plc	45,248	327,533
	Experian Group Ltd.	71,364	535,180
	Fresnillo Plc	2,401	20,616
	Friends Group Provident Plc	32,835	35,508
	GlaxoSmithKline Plc	28,002	494,608
	Group 4 Securicor Plc	106,555	367,005
	HSBC Holdings Plc	302,319	2,518,670
	Home Retail Group	4,560	19,574
	ITV Plc	1	1
	Imperial Tobacco Group Plc	7	182
	Intercontinental Hotels Group Plc	3,543	36,472
	Invensys Plc	10,982	40,550
	Investec Plc	72,104	388,434
	J Sainsbury Plc	17,241	89,037
	Johnson Matthey Plc	2,678	50,854
	Kingfisher Plc	32,410	95,086
	Land Securities Group Plc	1,498	11,649
	Legal & General Group Plc	82,818	77,464
	Liberty International Plc	5,194	34,050
	Lloyds TSB Group Plc	173,798	200,353
	Lonmin Plc	839	16,262
	Man Group Plc	103,475	474,318
	Marks & Spencer Group Plc	8,065	40,669
	Next Plc	19,438	470,950
	Old Mutual Plc	374,139	499,651
	Pearson Plc	52,674	530,442
	Prudential Plc	24,100	164,735
	Rangold Resources Ltd.	1,065	68,634
	Reed Elsevier Plc	73,008	545,418
	Rio Tinto Plc Registered Shares	1,915	66,319
	Rolls-Royce Group Plc	105,273	629,424
	Royal & Sun Alliance Insurance Group	71,301	141,579
	Royal Bank of Scotland Group Plc	165,555	105,226
	Royal Dutch Shell Plc	27,551	691,097
	Royal Dutch Shell Plc Class B	7,877	198,307
	SABMiller Plc	15	306

See Notes to Financial Statements.	16

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares		Value

	Schroders Plc		6,442	$87,166
	Scottish & Southern Energy Plc		39,143	736,445
	Segro Plc		1	—
	Serco Group Plc		6,879	47,870
	Shire Ltd.		19	262
	Smiths Group Plc		5,325	61,614
	Standard Chartered Plc		30,996	582,818
	Standard Life Plc		43,178	132,620
	TUI Travel Plc		106,051	405,397
	Tesco Plc		125,157	730,898
	Thomson Reuters Plc		6	172
	Tullow Oil Plc		12	186
	Unilever Plc		21,086	495,565
	United Utilities Group Plc		66,900	548,585
	Vodafone Group Plc		366,819	713,440
	WPP Plc		17,444	116,002
	Whitbread Plc		2,461	33,195
	Wolseley Plc		1,794	34,343

				23,182,165

	Total Common Stocks - 93.8%			114,556,135

	Exchange-Traded Fund

United States - 1.0%	iShares MSCI EAFE Index Fund (c)		26,140	1,197,473

	Total Exchange-Traded Fund - 1.0%			1,197,473

	Preferred Stocks

Germany - 0.5%	RWE AG, 3.50%		7,456	497,905
	Volkswagen AG, 4.35%		1,531	107,136

	Total Preferred Stocks - 0.5%			605,041

	Warrants (d)

Italy - 0.0%	Unione di Banche Italiane SpA (expires 6/30/11)		3,377	—

	Total Warrants - 0.0%

	Rights

Belgium - 0.0%	Fortis, expiring 7/01/14		25,376	—

Spain - 0.0%	Zardoya Otis SA, expiring 6/30/09		1	1

United Kingdom - 0.0%	Rio Tinto Plc, expiring 7/01/09		1,005	11,545

	Total Rights - 0.0%			11,546

	Fixed-Income Securities	Par (000)

Japan - 0.2%	Mitsubishi Corp., 0%, 6/17/11 (e)(f)	JPY	5,000	70,882
	Mitsui & Co. Ltd. Series 6, 1.05%, 9/30/09 (e)		5,000	68,139
	Yamato Transport Yamtra Series 7, 1.20%, 9/30/09 (e)		3,000	33,713

				172,734

Netherlands - 0.1%	Adidas-Salomon International Finance BV, 2.50%, 10/08/18 (e)	EUR	100	167,901

	Total Fixed-Income Securities - 0.3%			340,635

	Total Long-Term Investments (Cost - $122,784,599) - 95.6%			116,710,830

See Notes to Financial Statements.	17

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash 0.45% (g)(h)	1,359,652	$1,359,652

Total Short-Term Securities (Cost - $1,359,652) - 1.1%		1,359,652

Total Investments (Cost - $124,144,251*) - 96.7%		118,070,482
Other Assets Less Liabilities - 3.3%		4,047,909

Net Assets - 100.0%		$122,118,391

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes were as follows:

Aggregate cost	$133,899,772

Gross unrealized appreciation	$7,548,008
Gross unrealized depreciation	(23,377,298)

Net unrealized depreciation	$(15,829,290)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,359,652	$3,220
BlackRock Liquidity Series, LLC Cash Sweep Series	$(2,979,058)	$2,379

(h)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	350,000	USD	474,917	UBS AG	8/13/09	$16,078
GBP	600,000	USD	909,622	UBS AG	8/13/09	77,457
HKD	450,000	USD	58,100	Brown Brothers Harriman & Co.	8/13/09	(13)
NOK	100,000	USD	15,658	Brown Brothers Harriman & Co.	8/13/09	(124)
SEK	200,000	USD	26,000	Brown Brothers Harriman & Co.	8/13/09	(79)
USD	276,672	EUR	200,000	Brown Brothers Harriman & Co.	8/13/09	(3,897)

Total						$89,422

See Notes to Financial Statements.	18

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)

• Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation (Depreciation)

1	AMSTERDAM INDEX	Amsterdam	July 2009	$72,783	$(1,392)
1	HANG SENG INDEX	Hong Kong	July 2009	116,876	1,962
21	OMXS30 Index Future	Stockholm	July 2009	212,083	4,323
1	DAX INDEX 25 EURO	Eurex	September 2009	172,081	(3,054)
29	DJ Euro Stoxx 50	Eurex	September 2009	978,164	(2,587)
24	FTSE 100 INDEX FUTURE	LIFFE	September 2009	1,688,742	(23,277)
3	S&P/MIB INDEX FUTURE	Italy	September 2009	413,140	(11,473)
7	SPI 200 INDEX AUD	Sydney	September 2009	555,364	(5,263)
5	TOPIX INDEX FUTURE	Tokyo	September 2009	485,136	(5,300)

Total					$(46,061)

•	Currency Abbreviations:

	EUR	Euro

	GPB	British Pound

	JPY	Japanese Yen

	HKD	Hong Kong Dollar

	NOK	Norwegian Krone

	SEK	Swedish Krona

	USD	US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.	19

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
France	$190,129
Italy	158
Japan	25,173
Spain	1
Switzerland	179,940
United Kingdom	77,864
United States	1,197,473
Short-Term Securities	1,359,652

Total Level 1	3,030,390

Level 2
Long-Term Investments
Australia	8,028,016
Austria	633,587
Belgium	1,137,709
Bermuda	46,335
Cayman Islands	549
Denmark	1,314,102
Finland	1,733,009
France	10,959,882
Germany	8,990,521
Greece	699,641
Hong Kong	2,851,381
Ireland	482,186
Italy	3,339,365
Japan	28,445,468
Luxembourg	921,954
Netherlands	2,784,761
New Zealand	152,540
Netherlands	167,901
Norway	529,445
Portugal	148,354
Singapore	1,435,605
Spain	5,299,867
Sweden	2,623,349
Switzerland	9,198,719
United Kingdom	23,115,846

Total Level 2	115,040,092

Level 3	—

Total	$118,070,482

See Notes to Financial Statements.	20

Master Enhanced International Series

Schedule of Investments as of June 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$6,285	$(52,346)
Level 2	93,535	(4,113)
Level 3	—	—

Total	$99,820	$(56,459)

1 Other financial instruments are foreign currency exchange contracts and futures, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	21

Master Enhanced International Series
STATEMENT OF ASSETS AND LIABILITIES

	June 30, 2009 (Unaudited)

Assets:	Investments at value - unaffiliated (cost - $122,784,599)	$116,710,830
	Investments at value - affiliated (cost - $1,359,652)	1,359,652
	Foreign currency at value (cost - $3,317,651)	3,332,503
	Unrealized appreciation on foreign currency exchange contracts	93,535
	Cash	22,817
	Dividends receivable	671,171
	Investments sold receivable	41,275
	Margin variation receivable	22,794
	Reimbursement from investment advisor	2,514
	Interest receivable	2,974
	Prepaid expenses	4,079
	Other assets	16,561

	Total assets	122,280,705

Liabilities:	Unrealized depreciation on foreign currency exchange contracts	4,113
	Withdrawals payable to investors	26,032
	Investments purchased payable	123,157
	Other affiliates payable	510
	Other liabilities	8,502

	Total liabilities	162,314

	Net Assets	$122,118,391

Net Assets Consist of:	Investors’ capital	$128,116,095
	Net unrealized appreciation/depreciation	(5,997,704)

	Net Assets	$122,118,391

	See Notes to Financial Statements.

Master Enhanced International Series

STATEMENT OF OPERATIONS

	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:	Dividends	$2,743,687
	Foreign withholding tax	(256,676)
	Income - affiliated	5,599
	Interest	2,393

	Total income	2,495,003

Expenses:	Custodian	122,301
	Pricing	37,063
	Professional	29,918
	Accounting services	14,366
	Officer and Directors	7,540
	Investment advisory	5,417
	Printing	3,101
	Miscellaneous	7,858

	Total expenses	227,564
	Less fees waived	(162,906)

	Total expenses after fees waived	64,658

	Net investment income	2,430,345

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	(18,550,711)
	Financial futures contracts	795,857
	Foreign currency	58,363

		(17,696,491)

	Net change in unrealized appreciation/depreciation on:
	Investments	21,041,363
	Financial futures contracts	(192,083)
	Foreign currency	6,119

		20,855,399

	Total realized and unrealized gain	3,158,908

	Net Increase in Net Assets Resulting from Operations	$5,589,253

	See Notes to Financial Statements.

Master Enhanced International Series

STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$2,430,345	$5,760,277
	Net realized loss	(17,696,491)	(34,476,553)
	Net change in unrealized appreciation/depreciation	20,855,399	(55,347,135)

	Net increase (decrease) in net assets resulting from operations	5,589,253	(84,063,411)

Capital Transactions:	Proceeds from contributions	15,593,691	55,332,450
	Fair value of withdrawals	(18,225,806)	(59,665,160)

	Net decrease in net assets derived from capital transactions	(2,632,115)	(4,332,710)

Net Assets:	Total increase (decrease) in net assets	2,957,138	(88,396,121)
	Beginning of period	119,161,253	207,557,374

	End of period	$122,118,391	$119,161,253

	See Notes to Financial Statements.

Master Enhanced International Series

FINANCIAL HIGHLIGHTS

		Six Months Ended June 30, 2009 (Unaudited)

			Year Ended December 31,

			2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	5.29%[1]	(41.13)%	9.60%	27.09%	13.38%	20.79%

Ratios to Average Net Assets:	Total expenses	0.42%[2]	0.25%	0.19%	0.27%	0.19%	0.07%

	Total expenses after fees waived	0.12%[2]	0.12%	0.12%	0.17%	0.19%	0.07%

	Net investment income	4.49%[2]	3.47%	2.63%	2.62%	1.95%	2.38%

Supplemental Data:	Net assets, end of period (000)	$122,118	$119,161	$207,557	$156,131	$97,974	$1,197,688

	Portfolio turnover	52%	146%	126%	145%	67%	91%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

Master Enhanced International Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Enhanced International Series (the “Series”), a non-diversified management investment company, is a Series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value each business day. The Series values its investment in the BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

In the event that the application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., foreign currency exchange contracts or financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Zero-Coupon Bonds: The Series may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the four years ended December 31, 2008. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets -an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset its derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series is subject to equity risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Series may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Series’ maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivatives as of June 30, 2009*

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/ depreciation	$6,285	Net unrealized appreciation/ depreciation	$52,346

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$93,535	Unrealized depreciation on foreign currency exchange contracts	$4,113

Total		$99,820		$56,459

*For open derivatives as of June 30, 2009, see the Schedule of Investments which is also indicative of activity for the six months ended June 30, 2009.

**Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2009

Net Realized Gain (Loss) From Derivatives Recognized in Income

	Financial Futures Contracts	Foreign Currency Exchange Contracts	Total

Equity contracts	$795,857	—	$795,857
Foreign currency exchange contracts	—	$(34,340)	$(34,340)

Total	$795,857	$(34,340)	$761,517

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	Financial Futures Contracts	Foreign Currency Exchange Contracts	Total

Equity contracts	$(192,083)	—	$(192,083)
Foreign currency exchange contracts	—	$(23,053)	$(23,053)

Total	$(192,083)	$(23,053)	$(215,136)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Manager has agreed to a contractual waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. The waiver can be discontinued at any time. For the six months ended June 30, 2009, the Manager earned fees of $5,417, all of which were waived. Also, the Manager reimbursed the Series in the amount of $157,489 in additional operating expenses.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $871 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for its allocated portion of the compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $54,307,958 and $54,285,003, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests, from time to time, a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public
Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Master LLC”) retired. The Series’ Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Master LLC; and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Master LLC.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Enhanced International Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced International Series of Quantitative Master Series LLC

Date: August 21, 2009